Note 10 - Financial assets and liabilities held for trading - Financial assets held for trading debt securities by issuer (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	€ 22,573	€ 27,166	€ 32,825
Central Banks [Member]
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	1,371	544	214
General Government [Member]
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	19,344	23,621	29,240
Credit Institutions [Member]
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	816	1,652	1,766
Other [Member]
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	1,041	1,349	1,606
Total [Member]
Financial assets and liabilities held for trading Debt Securities [Line Items]
Debt Instruments Held For Trading	€ 22,573	€ 27,166	€ 32,825